Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.94471%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$649,059.17

Principal:
Principal Collections	$11,049,826.07
Prepayments in Full	$5,061,490.43
Liquidation Proceeds	$98,875.74
Recoveries	$14,776.15
Sub Total	$16,224,968.39
Collections	$16,874,027.56

Purchase Amounts:
Purchase Amounts Related to Principal	$41,757.77
Purchase Amounts Related to Interest	$75.50
Sub Total	$41,833.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,915,860.83

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,915,860.83
Servicing Fee	$214,711.96	$214,711.96	$0.00	$0.00	$16,701,148.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,701,148.87
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,701,148.87
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,701,148.87
Interest - Class A-3 Notes	$176,353.29	$176,353.29	$0.00	$0.00	$16,524,795.58
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$16,181,575.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,181,575.58
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$16,062,887.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,062,887.41
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$15,977,810.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,977,810.33
Regular Principal Payment	$14,601,956.87	$14,601,956.87	$0.00	$0.00	$1,375,853.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,375,853.46
Residual Released to Depositor	$0.00	$1,375,853.46	$0.00	$0.00	$0.00
Total		$16,915,860.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,601,956.87
Total					$14,601,956.87

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,601,956.87	$45.49	$176,353.29	$0.55	$14,778,310.16	$46.04
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$14,601,956.87	$13.87	$723,338.54	$0.69	$15,325,295.41	$14.56

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$56,583,941.87	0.1762630	$41,981,985.00	0.1307769
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$214,013,941.87	0.2033135	$199,411,985.00	0.1894417

Pool Information
Weighted Average APR	3.089%	3.106%
Weighted Average Remaining Term	27.63	26.87
Number of Receivables Outstanding	16,232	15,601
Pool Balance	$257,654,348.64	$241,246,611.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$236,299,812.22	$221,451,739.29
Pool Factor	0.2195759	0.2055930

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$19,794,872.07
Targeted Overcollateralization Amount	$41,834,626.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,834,626.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		46	$155,787.27
(Recoveries)		54	$14,776.15
Net Loss for Current Collection Period			$141,011.12
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6567%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3320%
Second Prior Collection Period			0.5430%
Prior Collection Period			0.5729%
Current Collection Period			0.6783%
Four Month Average (Current and Prior Three Collection Periods)			0.5316%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,572	$6,950,169.68
(Cumulative Recoveries)			$1,521,337.71
Cumulative Net Loss for All Collection Periods			$5,428,831.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4627%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,421.23
Average Net Loss for Receivables that have experienced a Realized Loss			$3,453.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.67%	177	$4,026,820.01
61-90 Days Delinquent	0.23%	27	$549,975.25
91-120 Days Delinquent	0.07%	6	$158,785.83
Over 120 Days Delinquent	0.21%	17	$502,931.25
Total Delinquent Receivables	2.17%	227	$5,238,512.34

Repossession Inventory:
Repossessed in the Current Collection Period		11	$274,022.26
Total Repossessed Inventory		19	$460,708.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3216%
Prior Collection Period			0.3019%
Current Collection Period			0.3205%
Three Month Average			0.3146%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5023%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	35

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	43	$931,344.12
2 Months Extended	53	$1,255,272.58
3+ Months Extended	12	$196,183.02

Total Receivables Extended	108	$2,382,799.72
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer